Significant Accounting Policies Basis of Presentation - Additional Information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments			$ 0		$ 0
Insurance coverage					250,000		$ 250,000	$ 250,000
Offering Costs Total			6,211,902		6,211,902		6,211,902
Transaction costs		$ 230,820	3,622,500		3,622,500		3,622,500	230,820
Other Ownership, Offering Costs			518,402		518,402		518,402
Unrecognized tax benefits		0	0		0		0	0
Penalties and interest accrued		$ 0	0		0		0	0
Uncertain tax position					$ 0		$ 0	$ 0
Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					50.00%		50.00%	50.00%
Underwriting Discount [Member]
Offering Costs Total			2,070,000		$ 2,070,000		$ 2,070,000
Underwriters Compensation [Member]
Offering Costs Total			$ 1,000		$ 1,000		$ 1,000
Public Warrants [Member]
Excluded from calculation of net income (loss) per share of common stock					10,350,000		10,350,000
Private Placement Warrants [Member]
Excluded from calculation of net income (loss) per share of common stock						5,738,000	5,738,000
IPO
Stock issued	10,350,000
IPO | Warrant | Derivative Liabilities [Member]
Stock issued	10,350,000						10,350,000
Private Placement | Warrant
Stock issued	5,738,000						5,738,000
Private Placement | Warrant | Derivative Liabilities [Member]
Stock issued	5,738,000						5,768,000
Class A Common Stock [Member]
Common Stock subject to redemption			10,350,000		10,350,000		10,350,000
Weighted Average Number of Shares Outstanding, Basic			10,453,500	10,453,500	10,453,500	8,836,384	9,651,587
Weighted Average Number of Shares Outstanding, Diluted			10,453,500	10,453,500	10,453,500	8,836,384	9,651,587
Class A Common Stock [Member] | IPO
Stock issued	10,350,000
Class A Common Stock [Member] | Private Placement
Stock issued							5,738,000
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member]
Shares subject to possible redemption		0	10,350,000		10,350,000		10,350,000	0
Class B Common Stock [Member]
Weighted Average Number of Shares Outstanding, Basic		2,156,250	2,587,500	2,587,500	2,587,500	2,520,787	2,554,418
Weighted Average Number of Shares Outstanding, Diluted		2,156,250	2,587,500	2,587,500	2,587,500	2,520,787	2,554,418